TRADE PAYABLES	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
TRADE PAYABLES

18.	TRADE PAYABLES

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Trade payables	21,118	20,326	2,946

The aging analysis of trade payables as of December 31, 2021 and 2022 is as follows:

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Within 1 year	8,326	4,139	600
Between 1 and 2 years	10,030	5,438	788
Over 2 years	2,762	10,749	1,558

Total	21,118	20,326	2,946

Trade payables are mainly due to subcontractors of construction services and the vendors of labor service. The trade payables are non-interest-bearing and are normally settled within one year.